Major Customers	6 Months Ended
Jun. 30, 2011
Major Customers [Abstract]
Major Customers [Text Block]
NOTE 8 – MAJOR CUSTOMERS

For the six months ended June 30, 2011 and 2010, twelve and eight customers accounted for 100.0% of the Company’s revenues, respectively.  The following represents identifiable concentrations for any arrangement where revenue exceeded 10% of the total revenues for the six months ending June 30, 2011 and 2010 as follows:

	Percentage of total revenues
Customer	2011	2010
1	22.2%	24.2%
2	10.5%	11.0%
3	9.8%	11.1%
4	9.9%	10.7%
5	10.0%	10.7%
6	10.5%	11.2%
7	11.5%	12.7%